Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000889169
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 01, 2025
BNY Mellon Short Term Income Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYSAX
BNY Mellon Short Term Income Fund | D
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTIX
BNY Mellon Short Term Income Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYSIX
BNY Mellon Short Term Income Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYSYX